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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933
                                  ----------------------------------------------

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4350 North Fairfax Drive, Suite 580, Arlington, Virginia, 22203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383
                                                     --------------------------

Date of fiscal year end:        June 30
                         --------------------------------------------

Date of reporting period:     Quarter ended 9/30/06
                          --------------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Schedule of Investments
September 30, 2006
(Unaudited)                                           Face
                                                     Amount            Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (48.22%)
Barclays Bank
             5.45%      10/20/06 ................ $ 7,000,000      $  7,000,107
Calyon North America, Inc.
             5.40%        6/4/07 ................   3,000,000         3,000,000
Canadian Imperial Bank
             5.30%      11/10/06 ................   6,320,000         6,314,700
Citibank, N.A.
             5.34%      12/11/06 ................   7,000,000         7,000,000
CS First Boston
             4.75%       11/7/06 ................   4,000,000         4,000,000
DEPFA Bank
             5.34%      12/12/06 ................   7,000,000         7,000,000
Deutsche Bank (NY)
             5.29%      10/31/06 ................   7,000,000         7,000,000
Dresdner Bank AG (NY)
             5.28%      10/20/06 ................   7,000,000         7,000,000
Fortis Bank (NY)
             5.07%       5/29/07 ................   7,000,000         6,999,048
HBOS Treasury Services (NY)
             5.50%      10/30/06 ................   4,000,000         3,996,635
             5.20%       3/30/07 ................   3,000,000         3,000,000
Royal Bank of Scotland (NY)
             4.42%       2/23/07 ................   5,000,000         4,999,533
             5.28%       3/12/07 ................   1,000,000           999,172
UBS AG Stamford
             5.31%      11/15/06 ................   7,000,000         7,000,000
                                                                   ------------
Total Certificates of Deposit ...................................    75,309,195
                                                                   ------------

ASSET-BACKED COMMERCIAL PAPER (13.98%)
Amstel Funding Corp.
             5.32%      10/16/06 ................   4,450,000         4,440,210
Atlantis One Funding
             5.34%      12/14/06 ................   5,000,000         4,945,887
Ranger Funding Co. LLC
             5.30%       11/9/06 ................   3,000,000         2,982,873
             5.30%      10/10/06 ................   4,485,000         4,479,091
Sheffield Receivable
             5.29%      10/17/06 ................   5,000,000         4,988,311
                                                                   ------------
Total Asset-Backed Commercial Paper .............................    21,836,372
                                                                   ------------

COMMERCIAL PAPER (20.09%)
Bear Stearns
            *5.45%       6/15/07 ................   7,000,000         7,000,000
CBA (DE) Finance
             5.34%      12/14/06 ................   5,500,000         5,440,420
Goldman Sachs Group
            *5.29%       4/10/07 ................   7,000,000         7,000,000
HSBC USA Inc.
             5.34%      12/19/06 ................   5,000,000         4,942,176
Morgan Stanley Dean Witter
            *5.35%        4/5/07 ................   7,000,000         7,000,000
                                                                   ------------
Total Commercial Paper ..........................................    31,382,596
                                                                   ------------

                                                      Face
                                                     Amount            Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.40%)
Federal Home Loan Bank Notes (Callable)
             5.42%        9/5/07 ................ $ 5,000,000      $  4,999,303
             5.48%      10/12/07 ................   5,000,000         5,000,000
                                                                   ------------
Total U.S. Government & Agency Obligations ......................     9,999,303
                                                                   ------------

REPURCHASE AGREEMENTS (19.33%)
Bear Stearns
             5.37%     10/2/06 ..................  30,200,000        30,200,000
             (Dated 9/29/06, repurchase price
             $30,213,515, collateralized by Fannie
             Mae variable rate securities maturing
             4/1/34 to 3/1/36, market value
             $27,449,712; and Freddie Mac variable
             rate securities maturing 11/1/22 to
             5/1/36, market value $3,354,891)
                                                                   ------------
Total Repurchase Agreements .....................................    30,200,000
                                                                   ------------
TOTAL INVESTMENTS (108.02%) .....................................   168,727,466
                                                                   ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-8.02%) ............   (12,531,934)
                                                                   ------------
NET ASSETS (100.00%)
             Applicable to 156,195,532 outstanding
             shares of beneficial interest
             (2,000,000,000 shares authorized - no
             par value) .........................................  $156,195,532
                                                                   ------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $ 1.00
===============================================================================

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2006.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Federal Portfolio
Schedule of Investments
September 30, 2006
(Unaudited)

                                                      Face
                                                     Amount            Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.05%)
Federal Home Loan Bank Discount Notes
             5.15%      10/18/06 ................ $ 5,147,000      $  5,134,522
Freddie Mac Discount Notes
             5.14%      10/17/06 ................   3,200,000         3,192,718
                                                                   ------------
Total U.S. Government & Agency Obligations ......................     8,327,240
                                                                   ------------

TOTAL INVESTMENTS (100.05%) .....................................     8,327,240
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-.05%) .............        (4,565)
                                                                   ------------
NET ASSETS (100.00%)
             Applicable to 8,322,675 outstanding
             shares of beneficial interest
             (2,000,000,000 shares authorized - no
             par value) .........................................  $  8,322,675
                                                                   ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $ 1.00
===============================================================================

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

SNAP Fund
Schedule of Investments
September 30, 2006
(Unaudited)                                           Face
                                                     Amount            Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (49.74%)
Bank of America, N.A.
             5.30%      11/20/06 ..............  $ 50,000,000    $   50,000,000
Barclays (NY)
             5.45%      10/20/06 ..............    50,000,000        50,000,759
             5.30%      12/27/06 ..............    50,000,000        50,000,000
BNP Paribas (NY)
             5.28%        7/2/07 ..............    40,000,000        39,995,401
Calyon North America, Inc.
             5.20%       3/30/07 ..............    15,000,000        15,000,000
             5.40%        6/4/07 ..............    35,000,000        35,000,000
Charter One Bank, N.A.
             5.36%      12/18/06 ..............    48,000,000        48,000,000
Citibank, N.A.
             5.34%      12/11/06 ..............    50,000,000        50,000,000
CS First Boston
             5.39%       11/7/06 ..............   135,000,000       134,891,510
DEPFA Bank
             5.34%      12/12/06 ..............    98,000,000        98,000,000
             5.10%        3/6/07 ..............    25,000,000        25,000,000
Deutsche Bank (NY)
             5.29%      10/31/06 ..............   100,000,000       100,000,000
Dresdner Bank AG (NY)
             5.28%      10/20/06 ..............   125,000,000       125,000,000
Fortis Bank (NY)
            *5.26%       5/29/07 ..............    68,000,000        67,990,756
HBOS Treasury Services (NY)
             5.32%       12/4/06 ..............    19,000,000        18,974,110
             5.20%       3/30/07 ..............    40,000,000        40,000,000
             5.30%       4/18/07 ..............    25,000,000        25,000,655
             5.35%        6/4/07 ..............    35,000,000        35,005,720
Royal Bank of Canada (NY)
             5.43%       9/21/07 ..............    15,000,000        15,000,000
Royal Bank of Scotland (NY)
             3.75%       10/4/06 ..............    50,000,000        49,999,913
             4.42%       2/23/07 ..............    20,000,000        19,998,129
             5.28%       3/12/07 ..............     5,000,000         4,995,857
Svenska Handelsbanken
             5.33%      12/19/06 ..............    12,000,000        11,980,276
UBS AG Stamford
             5.31%      11/15/06 ..............   124,000,000       124,000,000
Wells Fargo Bank
             4.90%        2/1/07 ..............    20,000,000        20,000,000
                                                                 --------------
Total Certificates of Deposit .................................   1,253,833,086
                                                                 --------------

CORPORATE NOTES (0.43%)
General Electric Capital Corp.
            *5.27%        3/9/07 ..............    10,785,000        10,791,859
                                                                 --------------
Total Corporate Notes .........................................      10,791,859
                                                                 --------------

                                                      Face
                                                     Amount            Value
--------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER (17.69%)
Amstel Funding Corp.
             5.33%     12/22/06 ...............  $ 80,000,000    $   79,041,511
             5.32%      1/25/07 ...............    40,000,000        39,325,911
Atlantis One Funding
             5.34%     12/14/06 ...............    45,000,000        44,512,987
Kitty Hawk Funding
             5.29%     10/20/06 ...............    78,092,000        77,874,796
Ranger Funding Co. LLC
             5.30%      11/9/06 ...............    50,000,000        49,714,542
Tulip Funding Corp.
             5.30%      10/2/06 ...............    75,000,000        74,989,021
Yorktown Capital LLC
             5.29%     10/18/06 ...............    30,605,000        30,528,836
             5.29%     10/20/06 ...............    50,000,000        49,861,063
                                                                 --------------
Total Asset-Backed Commercial Paper ...........................     445,848,667
                                                                 --------------
COMMERCIAL PAPER (16.85%)
Barclays US Funding Corp.
             5.33%     11/6/06 ................    65,000,000        64,657,450
Bear Stearns
            *5.45%     6/15/07 ................   125,000,000       125,000,000
Goldman Sachs Group
            *5.29%     4/10/07 ................   100,000,000       100,000,000
Morgan Stanley Dean Witter
            *5.35%     2/26/07 ................    35,000,000        35,000,000
            *5.35%      4/5/07 ................   100,000,000       100,000,000
                                                                 --------------
Total Commercial Paper ........................................     424,657,450
                                                                 --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.61%)
Fannie Mae Mortgage-Backed Security Discount Notes
             5.45%      10/2/06 ...............    50,000,000        49,992,528
Fannie Mae Notes (Callable)
             4.82%      1/12/07 ...............     6,800,000         6,776,485
Federal Home Loan Bank Notes (Callable)
             5.55%      8/24/07 ...............    25,000,000        24,882,088
             5.42%       9/5/07 ...............    10,000,000         9,998,607
             5.51%       9/5/07 ...............    45,000,000        45,000,000
             5.48%     10/12/07 ...............    30,000,000        30,000,000
                                                                 --------------
Total U.S. Government & Agency Obligations ....................     166,649,708
                                                                 --------------
REPURCHASE AGREEMENTS (15.01%)
Bank of America
             5.26%     10/3/06 ................    75,000,000        75,000,000
             (Dated 9/29/06, settle date 10/2/06, repurchase price $75,010,958, collateralized by Freddie
             Mac securities, 5.50%, maturing 5/1/15, market value $2,885,096; and by Fannie Mae securities
             4.50% to 6.50%, maturing 8/1/35 to 9/1/36,
             market value $73,614,904)

Bear Stearns Co.
             5.27%     10/2/06 ................   100,000,000       100,000,000
             (Dated 9/29/06, repurchase price $100,043,917,
             collateralized by variable rate Freddie Mac
             securities, maturing 4/1/16 to 8/1/36, market
             value $29,729,964; and by variable rate Fannie
             Mae securities, maturing 2/1/13 to 8/1/36,
             market value $72,270,439)
             5.37%     10/2/06                    203,240,000       203,240,000
             (Dated 9/29/06, repurchase price $203,330,950,
             collateralized by variable rate Freddie Mac
             securities, maturing 4/1/16 to 8/1/36, market
             value $60,423,180; and by variable rate Fannie
             Mae securities, maturing 2/1/13 to 8/1/36,
             market value $146,882,440)
                                                                 --------------
Total Repurchase Agreements ...................................     378,240,000
-------------------------------------------------------------------------------

                                                      Face
                                                     Amount            Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (106.33%) ...................................  $2,680,020,770
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-6.33%) ..........    (159,590,909)
                                                                 --------------
NET ASSETS (100.00%)
             Applicable to 2,520,429,861 outstanding shares
             of beneficial interest (3,000,000,000 shares
             authorized - no par value) .......................  $2,520,429,861
                                                                 --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE           $ 1.00
===============================================================================

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at September 30, 2006.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Commonwealth Cash Reserve Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                 Jeffrey A. Laine, President
Date    11/29/2006
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                    Jeffrey A. Laine, President

Date    11/29/2006
    ---------------------


By (Signature and Title)*       /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                    Jeffrey A. Laine, Treasurer
Date    11/29/2006
    ---------------------

* Print the name and title of each signing officer under his or her signature.